Dividends and other reserves - Schedule of dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2025 of 62.98 cents per share (2024 - 62.98 cents)	$ 1,401	$ 1,399
Final dividend per share (in USD per share)			$ 0.6298	$ 0.6298